UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07921
                                 -----------------------------------------------

                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

          G. Andrew Bjurman, 10100 Santa Monica Boulevard, Suite 1200,
                             Los Angeles, CA 90067
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 553-6577
                                                   -----------------------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/04
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
    Shares                                                             Value

              COMMON STOCKS - 99.9%
              BASIC MATERIALS** - 9.5%
     466,100  Aceto Corp.                                          $  8,874,544
      38,400  American Vanguard Corp.                                 1,412,352
     215,000  Ceradyne, Inc.*                                        12,300,150
     100,000  CFC International, Inc.*                                1,568,000
     564,000  Landec Corp.*                                           3,857,760
      35,000  LESCO, Inc.*                                              451,150
     121,200  Mesabi Trust                                            1,631,352
     450,000  Metal Management, Inc.                                 12,091,500
      90,000  Mod-Pac Corp.*                                          1,148,400
      18,900  Novamerican Steel, Inc.*                                1,061,235
     118,400  NS Group, Inc.*                                         3,291,520
     220,000  Schnitzer Steel Industries, Inc. - Class A              7,464,600
     154,200  The Andersons, Inc.                                     3,932,100
     134,600  Universal Stainless & Alloy Products, Inc.*             1,999,079
      25,000  Valley National Gases, Inc.                               450,000
                                                                   ------------
                                                                     61,533,742
                                                                   ------------

              COMMERCIAL/INDUSTRIAL SERVICES** - 6.9%
      21,200  A.M. Castle & Company*                                    253,128
     220,000  aQuantive, Inc.*                                        1,966,800
     117,100  Cantel Medical Corp.*                                   4,381,882
     175,000  EVCI Career Colleges, Inc.*                             1,673,000
     349,000  Gevity HR, Inc.                                         7,175,440
     100,000  Perficient, Inc.*                                         656,000
     193,600  Portfolio Recovery Associates, Inc.*                    7,980,192
     181,300  Rush Enterprises, Inc. - Class A*                       2,942,499
     380,000  TBC Corp.*                                             10,564,000
     150,100  World Fuel Services Corp.                               7,474,980
                                                                   ------------
                                                                     45,067,921
                                                                   ------------

              CONSUMER DURABLES** - 3.1%
      50,000  Acme United Corp.                                         785,000
      50,000  International DisplayWorks, Inc.*                         457,500
      56,200  Keystone Automotive Industries, Inc.*                   1,306,650
     285,000  Navarre Corp.*                                          5,016,000
      92,500  R&B, Inc.*                                              2,311,575
     260,000  RC2 Corp.*                                              8,476,000
     125,000  The Dixie Group, Inc.*                                  2,107,500
                                                                   ------------
                                                                     20,460,225
                                                                   ------------

              CONSUMER NON-DURABLES** - 5.6%
     208,950  Central European Distribution Corp.*                    6,172,383
     120,000  Deckers Outdoor Corp.*                                  5,638,800
     150,000  Hansen Natural Corp.*                                   5,461,500

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares                                                              Value

              COMMON STOCKS - 99.9% (Continued)
              CONSUMER NON-DURABLES** - 5.6% (Continued)
      54,800  Natural Alternatives International, Inc.*            $    505,804
     177,600  Nutraceutical International Corp.*                      2,736,816
     103,600  Parlux Fragrances, Inc.*                                2,328,928
     153,500  Rocky Shoes & Boots, Inc.*                              4,558,950
     100,000  True Religion Apparel, Inc.*                              810,000
     240,000  USANA Health Sciences, Inc.*                            8,208,000
                                                                   ------------
                                                                     36,421,181
                                                                   ------------

              CONSUMER SERVICES** - 1.5%
      84,000  Aptimus, Inc.*                                          2,305,800
     127,500  Gaming Partners International Corp.*                    2,632,875
     115,000  Monarch Casino & Resort, Inc.*                          4,663,250
                                                                   ------------
                                                                      9,601,925
                                                                   ------------

              ELECTRONIC TECHNOLOGY** - 28.8%
     100,000  ADE Corp.*                                              1,872,000
     135,000  Altiris, Inc.*                                          4,783,050
     200,000  AMX Corp.*                                              3,294,000
     300,000  Applied Signal Technology, Inc.                        10,575,000
      50,100  Bel Fuse, Inc. - Class B                                1,692,879
      88,900  CAM Commerce Solutions, Inc.*                           1,507,833
      16,700  Cash Systems, Inc.*                                       152,638
     140,000  Catapult Communications Corp.*                          3,382,400
     147,700  Color Kinetics, Inc.*                                   2,596,566
      75,000  Communications Systems, Inc.                              900,750
     375,300  Comtech Telecommunications Corp.*                      14,115,032
     140,000  Corillian Corp.*                                          688,800
     135,000  CryptoLogic, Inc.                                       3,368,250
      90,000  CyberGuard Corp.*                                         567,000
     425,000  Digi International, Inc.*                               7,305,750
     270,000  Diodes, Inc.*                                           6,110,100
     345,000  Epicor Software Corp.*                                  4,861,050
     247,200  Essex Corp.*                                            5,005,800
     104,500  FARO Technologies, Inc.*                                3,258,310
     120,000  Globecomm Systems, Inc.*                                  763,200
     230,000  II-VI, Inc.*                                            9,772,700
     180,000  Jupitermedia Corp.*                                     4,280,400
     115,000  LaBarge, Inc.*                                          1,460,500
     107,100  Magma Design Automation, Inc.*                          1,345,176
     110,000  Manchester Technologies, Inc.*                          1,098,900
     285,000  Metrologic Instruments, Inc.*                           6,056,250
     308,400  Micronetics, Inc.*                                      2,528,880
     191,900  MicroStrategy, Inc. - Class A*                         11,561,975
     510,000  MIND C.T.I. Ltd.                                        2,968,200
      67,900  NovAtel, Inc.*                                          3,014,081
      69,500  NVE Corp.*                                              1,935,575
      50,000  Online Resources Corp.*                                   381,000

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares                                                              Value
              COMMON STOCKS - 99.9% (Continued)
              ELECTRONIC TECHNOLOGY** - 28.8% (Continued)
     452,600  Perceptron, Inc.*                                    $  3,303,980
     731,400  RAE Systems, Inc.*                                      5,339,220
     220,000  SafeNet, Inc.*                                          8,082,800
     110,000  SI International, Inc.*                                 3,383,600
     355,000  Sierra Wireless*                                        6,276,400
     250,000  Sirenza Microdevices, Inc.*                             1,640,000
     160,400  Smith Micro Software, Inc.*                             1,435,580
     500,000  SS&C Technologies, Inc.                                10,325,000
     279,900  Stratasys, Inc.*                                        9,393,444
     235,900  Tyler Technologies, Inc.*                               1,972,124
     170,000  Verint Systems, Inc.*                                   6,176,100
     280,000  Video Display Corp.                                     3,570,000
     150,000  Virage Logic Corp.*                                     2,785,500
                                                                   ------------
                                                                    186,887,793
                                                                   ------------

              ENERGY** - 1.0%
     645,900  Pioneer Drilling Company*                               6,517,131
                                                                   ------------

              FINANCE** - 4.6%
     100,000  American Physicians Capital, Inc.*                      3,602,000
     150,000  Argonaut Group, Inc.*                                   3,169,500
      89,200  Bank of the Ozarks, Inc.                                3,035,476
     150,000  First Cash Financial Services, Inc.*                    4,006,500
      80,200  First Community Bancorp                                 3,424,540
     339,900  Five Star Quality Care, Inc.*                           2,878,953
      50,000  Glacier Bancorp, Inc.                                   1,702,000
     225,000  Meadowbrook Insurance Group, Inc.*                      1,122,750
     120,000  Permian Basin Royalty Trust                             1,674,000
      73,200  Rome Bancorp, Inc.                                      2,050,332
     125,000  World Acceptance Corp.*                                 3,438,750
                                                                   ------------
                                                                     30,104,801
                                                                   ------------

              HEALTH CARE** - 23.0%
     230,000  Advanced Neuromodulation Systems, Inc.*                 9,075,800
      90,800  Align Technology, Inc.*                                   976,100
     165,000  Amedisys, Inc.*                                         5,344,350
     100,000  American Healthways, Inc.*                              3,304,000
     243,598  Bio-Reference Laboratories, Inc.*                       4,238,605
     229,400  Bradley Pharmaceuticals, Inc.*                          4,450,360
     300,000  Candela Corp.*                                          3,408,000
     190,000  Centene Corp.*                                          5,386,500
     138,900  Dialysis Corp. of America*                              3,393,327
     780,000  eResearch Technology, Inc.*                            12,363,000
     368,200  Exactech, Inc.*                                         6,734,378
     154,000  First Horizon Pharmaceutical Corp.*                     3,525,060
     360,000  Healthcare Services Group, Inc.                         7,502,400
     600,000  Immucor, Inc.*                                         14,106,000

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
    Shares                                                             Value

              COMMON STOCKS - 99.9% (Continued)
              HEALTH CARE** - 23.0% (Continued)
     400,000  IRIS International, Inc.*                            $  3,868,000
     101,400  LabOne, Inc.*                                           3,248,856
     277,500  LCA-Vision, Inc.                                        6,490,725
      34,700  LifeCell Corp.*                                           354,634
     133,600  Lifecore Biomedical, Inc.*                              1,504,336
     373,000  Merge Technologies, Inc.*                               8,299,250
      48,400  Mesa Laboratories, Inc.                                   606,452
     160,000  Misonix, Inc.*                                          1,041,600
      95,000  Molecular Devices Corp.*                                1,909,500
     227,375  Neogen Corp.*                                           5,150,044
      99,800  Omnicell, Inc.*                                         1,097,800
     388,700  Palomar Medical Technologies, Inc.*                    10,133,409
     251,000  PAREXEL International Corp.*                            5,095,300
     190,000  Quality Systems, Inc.*                                 11,362,000
      50,000  Somanetics Corp.*                                         770,500
     400,000  Trinity Biotech Plc - ADR*                              1,184,000
     178,300  Ventiv Health, Inc.*                                    3,623,056
                                                                   ------------
                                                                    149,547,342
                                                                   ------------

              PRODUCER MANUFACTURING** - 7.0%
     300,000  A.S.V., Inc.*                                          14,370,000
     100,000  Axsys Technologies, Inc.*                               1,758,000
      50,000  Blount International, Inc.*                               871,000
      13,700  Cohesant Technologies, Inc.                               145,220
     111,700  Daktronics, Inc.*                                       2,780,213
      61,300  Gehl Company*                                           1,431,355
     170,000  Nam Tai Electronics, Inc.                               3,272,500
     287,300  Rofin-Sinar Technologies, Inc.*                        12,195,885
      53,700  Sun Hydraulics Corp.                                      857,589
     381,000  Technology Research Corp.                               2,639,949
     104,200  TransAct Technologies, Inc.*                            2,225,712
     204,000  Wolverine Tube, Inc.*                                   2,633,640
                                                                   ------------
                                                                     45,181,063
                                                                   ------------

              RETAIL** - 5.8%
     371,250  Brookstone, Inc.*                                       7,257,938
     107,600  Central Garden & Pet Company*                           4,491,224
     150,000  eCOST.com, Inc.*                                        2,395,500
     275,000  Goody's Family Clothing, Inc.                           2,513,500
     190,000  PC MALL, Inc.*                                          4,252,200
     600,000  The Finish Line, Inc. - Class A                        10,980,000
      50,000  The Great Atlantic & Pacific Tea Company, Inc.*           512,500
     225,000  The Sportsman's Guide, Inc.*                            5,062,500
                                                                   ------------
                                                                     37,465,362
                                                                   ------------

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
   Shares                                                              Value

              COMMON STOCKS - 99.9% (Continued)
              TRANSPORTATION** - 1.5%
      97,000  Celadon Group, Inc.*                                 $  2,158,250
     150,000  Frozen Food Express Industries, Inc.*                   1,935,000
      47,600  Hub Group, Inc. - Class A*                              2,485,672
     111,600  U.S. Xpress Enterprises, Inc. - Class A*                3,269,880
                                                                   ------------
                                                                      9,848,802
                                                                   ------------

              UTILITIES** - 1.6%
     147,900  The Middleby Corp.                                      7,501,488
     170,000  Tim Participacoes S.A. - ADR*                           2,621,400
                                                                   ------------
                                                                     10,122,888
                                                                   ------------
              Total Common Stocks                                  $648,760,176
                                                                   ------------
              MONEY MARKETS - 0.3%
   1,823,594  First American Treasury Obligations Fund                1,823,594
                                                                   ------------

              Total Investment Securities - 100.2%
                 (Cost $377,651,014)                               $650,583,770


              Liabilities in Excess of Other Assets - (0.2%)         (1,012,605)
                                                                   ------------
              Net Assets - 100.0%                                  $649,571,165
                                                                   ============


*  Non-income producing security.
** Securities are grouped by sector.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

The Bjurman, Barry Funds
Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
   Shares                                                              Value

              COMMON STOCKS - 100.0%
              BASIC MATERIALS** - 11.2%
       5,150  Agrium, Inc.                                         $     86,778
       3,750  Armor Holdings, Inc.*                                     176,324
       1,950  Eastman Chemical Company                                  112,574
       3,750  Louisiana-Pacific Corp.                                   100,275
       2,150  Mine Safety Appliances Company                            109,005
       2,100  Nucor Corp.                                               109,914
       2,100  Praxair, Inc.                                              92,715
       3,950  Steel Dynamics, Inc.                                      149,626
                                                                   ------------
                                                                        937,211
                                                                   ------------

              COMMERCIAL/INDUSTRIAL SERVICES** - 1.5%
       2,300  Resources Connection, Inc.*                               124,913
                                                                   ------------

              CONSUMER DURABLES** - 5.3%
       1,050  Harman International Industries, Inc.                     133,350
       3,800  The Toro Company                                          309,130
                                                                   ------------
                                                                        442,480
                                                                   ------------

              CONSUMER NON-DURABLES** - 4.3%
       2,900  Coach, Inc.*                                              163,560
       3,000  Pilgrim's Pride Corp.                                      92,040
       3,500  Quiksilver, Inc.*                                         104,265
                                                                   ------------
                                                                        359,865
                                                                   ------------

              CONSUMER SERVICES** - 2.3%
       1,700  Station Casinos, Inc.                                      92,956
       2,600  XM Satellite Radio Holdings, Inc. - Class A*               97,812
                                                                   ------------
                                                                        190,768
                                                                   ------------

              ELECTRONIC TECHNOLOGY** - 22.8%
       2,100  Alliance Data Systems Corp.*                               99,708
       3,100  Autodesk, Inc.                                            117,645
       3,250  Avid Technology, Inc.*                                    200,687
       2,100  CheckFree Corp.*                                           79,968
       3,250  DRS Technologies, Inc.*                                   138,808
       1,600  InfoSpace, Inc.*                                           76,080
       1,800  Juniper Networks, Inc.*                                    48,942
       1,200  L-3 Communications Holdings, Inc.                          87,888
       7,350  Marvell Technology Group Ltd.*                            260,704
      10,300  PerkinElmer, Inc.                                         231,646
       2,600  Plantronics, Inc.                                         107,822
         700  Research In Motion Ltd.*                                   57,694
       1,750  Rockwell Automation, Inc.                                  86,713

The Bjurman, Barry Funds
Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

================================================================================
   Shares                                                              Value

              COMMON STOCKS - 100.0% (Continued)
              ELECTRONIC TECHNOLOGY** - 22.8% (Continued)
       3,350  RSA Security, Inc.*                                  $     67,201
       2,250  SanDisk Corp.*                                             56,183
       2,500  VeriSign, Inc.*                                            83,800
       1,650  Zebra Technologies Corp. - Class A*                        92,862
                                                                   ------------
                                                                      1,894,351
                                                                   ------------

              ENERGY** - 11.8%
       5,350  Chesapeake Energy Corp.                                    88,275
       2,150  Cimarex Energy Company*                                    81,485
       1,600  Kerr-McGee Corp.                                           92,464
       8,400  Magnum Hunter Resources, Inc.*                            108,359
         750  Newfield Exploration Company*                              44,288
       2,450  Patina Oil & Gas Corp.                                     91,875
       3,150  PetroKazakhstan, Inc. - Class A                           116,864
       2,250  Premcor, Inc.                                              94,883
       1,450  Southwestern Energy Company*                               73,501
       1,950  Unit Corp.*                                                74,510
       2,050  Weatherford International Ltd.*                           105,164
                                                                   ------------
                                                                        971,668
                                                                   ------------

              FINANCE** - 7.6%
       6,700  AmeriCredit Corp.*                                        163,815
       3,250  Assurant, Inc.                                             99,288
       1,200  SAFECO Corp.                                               62,688
       2,300  Selective Insurance Group, Inc.                           101,752
       1,800  Sovereign Bancorp, Inc.                                    40,590
         900  StanCorp Financial Group, Inc.                             74,250
         900  The Commerce Group, Inc.                                   54,936
         800  Webster Financial Corp.                                    40,512
                                                                   ------------
                                                                        637,831
                                                                   ------------

              HEALTH CARE** - 10.5%
       2,050  Affymetrix, Inc.*                                          74,928
       2,250  Celgene Corp.*                                             59,693
       1,400  Coventry Health Care, Inc.*                                74,312
       2,750  Cytyc Corp.*                                               75,818
         750  Dade Behring Holdings, Inc.*                               42,000
       1,650  Eon Labs, Inc.*                                            44,550
       1,950  First Horizon Pharmaceutical Corp.*                        44,636
       4,300  Gen-Probe, Inc.*                                          194,402
       2,300  Pharmaceutical Product Development, Inc.*                  94,967
       1,300  Sierra Health Services, Inc.*                              71,643
       2,400  St. Jude Medical, Inc.*                                   100,631
                                                                   ------------
                                                                        877,580
                                                                   ------------

The Bjurman, Barry Funds
Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
    Shares                                                             Value

              COMMON STOCKS - 100.0% (Continued)
              PRODUCER MANUFACTURING** - 5.9%
       1,900  Joy Global, Inc.                                     $     82,517
       2,050  Maverick Tube Corp.*                                       62,115
       2,400  Nordson Corp.                                              96,168
       2,150  PACCAR, Inc.                                              173,032
       3,150  The Timken Company                                         81,963
                                                                   ------------
                                                                        495,795
                                                                   ------------

              RETAIL** - 4.0%
       2,650  Aeropostale, Inc.*                                         77,990
       7,000  Cabela's, Inc. - Class A*                                 159,180
       1,950  Pacific Sunwear of California, Inc.*                       43,407
       1,250  Urban Outfitters, Inc.*                                    55,500
                                                                   ------------
                                                                        336,077
                                                                   ------------

              TRANSPORTATION** - 6.4%
       4,150  Heartland Express, Inc.                                    93,251
       9,900  OMI Corp.                                                 166,815
       1,950  Overseas Shipholding Group, Inc.                          107,640
       2,450  UTI Worldwide, Inc.                                       166,649
                                                                   ------------
                                                                        534,355
                                                                   ------------

              UTILITIES** - 6.4%
         600  Mobile Telesystems - ADR                                   83,106
       5,000  Nextel Partners, Inc. - Class A*                           97,700
       4,150  NII Holdings, Inc.*                                       196,918
       3,300  Tim Hellas Telecommunications S.A. - ADR                   61,875
       2,900  West Corp.*                                                96,019
                                                                   ------------
                                                                        535,618
                                                                   ------------
              Total Common Stocks                                  $  8,338,512
                                                                   ------------
              MONEY MARKETS - 0.8%
      65,553  First American Treasury Obligations Fund                   65,553
                                                                   ------------

              Total Investment Securities - 100.8%
                 (Cost $6,465,901)                                 $  8,404,065

              Liabilities in Excess of Other Assets - (0.8%)            (65,577)
                                                                   ------------
              Net Assets - 100.0%                                  $  8,338,488
                                                                   ============

*  Non-income producing security.
** Securities are grouped by sector.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

The Bjurman, Barry Funds
Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
    Shares                                                             Value

              COMMON STOCKS - 98.8%
              BASIC MATERIALS** - 6.7%
      26,200  American Vanguard Corp.                              $    963,636
      26,000  Ceradyne, Inc.*                                         1,487,460
      40,000  USG Corp.*                                              1,610,800
                                                                   ------------
                                                                      4,061,896
                                                                   ------------

              COMMERCIAL/INDUSTRIAL SERVICES** - 12.9%
      45,000  Applied Industrial Technologies, Inc.                   1,233,000
      33,000  Aviall, Inc.*                                             758,010
      30,000  Cantel Medical Corp.*                                   1,122,600
      60,000  Dendrite International, Inc.*                           1,164,000
      40,000  Heidrick & Struggles International, Inc.*               1,370,800
      54,500  Navigant Consulting, Inc.*                              1,449,700
      25,500  TBC Corp.*                                                708,900
                                                                   ------------
                                                                      7,807,010
                                                                   ------------

              CONSUMER DURABLES** - 2.0%
      68,500  Navarre Corp.*                                          1,205,600
                                                                   ------------

              CONSUMER NON-DURABLES** - 2.3%
      30,000  Deckers Outdoor Corp.*                                  1,409,700
                                                                   ------------

              CONSUMER SERVICES** - 0.6%
      10,000  Central European Media Enterprises Ltd. - Class A*        389,820
                                                                   ------------

              ELECTRONIC TECHNOLOGY** - 28.0%
      30,000  ADE Corp.*                                                561,600
      28,000  Altiris, Inc.*                                            992,040
      20,000  Bel Fuse, Inc. - Class B                                  675,800
      20,000  Catapult Communications Corp.*                            483,200
      42,900  Color Kinetics, Inc.*                                     754,182
      50,000  CryptoLogic, Inc.                                       1,247,500
      65,000  Digi International, Inc.*                               1,117,350
      90,000  Epicor Software Corp.*                                  1,268,100
      45,000  FARO Technologies, Inc.*                                1,403,100
      65,000  Jupitermedia Corp.*                                     1,545,700
      22,500  MicroStrategy, Inc. - Class A*                          1,355,625
      32,000  NovAtel, Inc.*                                          1,420,480
     165,000  RAE Systems, Inc.*                                      1,204,500
     113,400  S1 Corp.*                                               1,027,404
      10,000  ScanSource, Inc.*                                         621,600
      30,700  United Industrial Corp.                                 1,189,318
                                                                   ------------
                                                                     16,867,499
                                                                   ------------

The Bjurman, Barry Funds
Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
    Shares                                                             Value

              COMMON STOCKS - 98.8% (Continued)
              ENERGY** - 5.0%
      70,000  Energy Partners Ltd.*                                $  1,418,900
      32,100  Remington Oil & Gas Corp.*                                874,725
      30,000  RPC, Inc.                                                 753,600
                                                                   ------------
                                                                      3,047,225
                                                                   ------------

              FINANCE** - 1.9%
      33,100  UICI                                                    1,122,090
                                                                   ------------

              HEALTH CARE** - 22.1%
      35,000  Amedisys, Inc.*                                         1,133,650
      30,000  American Healthways, Inc.*                                991,200
      18,700  Chattem, Inc.*                                            618,970
      12,800  First Horizon Pharmaceutical Corp.*                       292,992
      35,000  Intuitive Surgical, Inc.*                               1,400,700
      96,300  IRIS International, Inc.*                                 931,221
      45,000  LCA-Vision, Inc.                                        1,052,550
      31,900  LifeCell Corp.*                                           326,018
      35,000  Merge Technologies, Inc.*                                 778,750
      18,300  Option Care, Inc.                                         314,577
      60,000  Palomar Medical Technologies, Inc.*                     1,564,200
      33,000  Serologicals Corp.*                                       729,960
       8,900  SFBC International, Inc.*                                 351,550
      30,000  United Therapeutics Corp.*                              1,354,500
      71,300  Ventiv Health, Inc.*                                    1,448,816
                                                                   ------------
                                                                     13,289,654
                                                                   ------------

              PRODUCER MANUFACTURING** - 8.6%
      23,000  A.S.V., Inc.*                                           1,101,700
      50,000  Daktronics, Inc.*                                       1,244,500
      15,000  MICROS Systems, Inc.*                                   1,170,900
      50,000  Technology Research Corp.                                 346,450
      40,000  The Greenbrier Companies, Inc.                          1,354,000
                                                                   ------------
                                                                      5,217,550
                                                                   ------------

              RETAIL** - 2.0%
      70,000  Stein Mart, Inc.*                                       1,194,200
                                                                   ------------

              TRANSPORTATION** - 4.4%
      30,000  Arkansas Best Corp.                                     1,346,700
      25,000  Hub Group, Inc. - Class A*                              1,305,500
                                                                   ------------
                                                                      2,652,200
                                                                   ------------

The Bjurman, Barry Funds
Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)
================================================================================
    Shares                                                             Value

              COMMON STOCKS - 98.8% (Continued)
              UTILITIES** - 2.3%
      90,000  Tim Participacoes S.A. - ADR*                        $  1,387,800
                                                                   ------------

              Total Common Stocks                                  $ 59,652,244
                                                                   ------------

              Total Investment Securities - 98.8%
                (Cost $48,567,910)                                 $ 59,652,244

              Other Assets in Excess of Liabilities - 1.2%              703,700
                                                                   ------------
              Net Assets - 100.0%                                  $ 60,355,944
                                                                   ============


*  Non-income producing security.
** Securities are grouped by sector.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

The Bjurman, Barry Funds
Notes to Portfolios of Investments
December 31, 2004 (Unaudited)
================================================================================

Security Valuation

The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Investment Income

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Security Transactions

Security transactions are accounted for on a trade date basis. Securities sold are determined on a specific identification basis.

Federal Tax Information

As of December 31, 2004, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                         Gross          Gross           Net
                         Federal       Unrealized     Unrealized     Unrealized
                         Tax Cost     Appreciation   Depreciation   Appreciation
                       ------------   ------------   ------------   ------------
Micro-Cap Growth Fund  $377,651,014   $281,804,794   $  8,872,038   $272,932,756
Mid Cap Growth Fund    $  6,465,901   $  1,968,565   $     30,401   $  1,938,164
Small Cap Growth       $ 48,567,910   $ 11,985,735   $    901,401   $ 11,084,334
Fund

The difference between the book cost and tax cost of securities is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

For Additional Information and a free prospectus about The Bjurman, Barry Funds call: (800) 227 - 7264 or visit The Bjurman, Barry Funds' website on the Internet at www.bjurmanbarry.com

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Bjurman, Barry Funds

By (Signature and Title)


/s/ G. Andrew Bjurman
-------------------------------------------
G. Andrew Bjurman
Co- President

Date:  March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ O. Thomas Barry III
-------------------------------------------
O. Thomas Barry III
Co- President

Date:  March 1, 2005

By (Signature and Title)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ M. David Cottrell
-------------------------------------------
M. David Cottrell
Treasurer

Date:  March 1, 2005

By (Signature and Title)